Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	Boston Therapeutics, Inc.
Entity Central Index Key	0001473579
Document Type	S-1
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 417,510	$ 225,995	$ 15,193
Prepaid expenses	5,495	5,331	1,728
Inventory, net	24,726	23,596	4,149
Total current assets	447,731	254,922	21,070
Property and equipment, net	4,297
Intangible assets	792,857	825,000	889,286
Goodwill	69,782	69,782	69,782
Other assets	2,125
Total assets	1,316,792	1,149,704	980,138
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	335,954	341,873	45,917
Accrued expenses and other current liabilities	133,851	125,316	222,512
Total current liabilities	469,805	467,189	268,429
Advances - related party	297,820	257,820	177,820
Total liabilities	767,625	725,009	446,249
Stockholders' equity:
Preferred stock, $0.001 par value, 5,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock, $0.001 par value, 100,000,000 shares authorized, 17,348,206 and 16,223,206 shares issued and outstanding at June 30, 2012 and December 31, 2011, respectively	17,348	16,223	14,041
Additional paid-in capital	2,284,497	1,621,756	905,964
Deficit accumulated during the development stage	(1,752,678)	(1,213,284)	(386,116)
Total stockholders' equity	549,167	424,695	533,889
Total liabilities and stockholders' equity	$ 1,316,792	$ 1,149,704	$ 980,138

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' equity :
Preferred Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	17,348,206	16,223,206	14,041,236
Common Stock, shares outstanding	17,348,206	16,223,206	14,041,236

Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		28 Months Ended	34 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Income Statement [Abstract]
Revenue	$ 2,376	$ 1,767	$ 21,230	$ 2,247	$ 4,112	$ 428	$ 4,540	$ 25,770
Cost of goods sold	4,162	1,287	2,250	31,757	6,375	398	6,773	38,530
Gross margin	(1,786)	480	(3)	(10,527)	(2,263)	30	(2,233)	(12,760)
Research and development	67,924	16,072	33,211	119,552	194,276	10,772	205,048	324,600
Sales and marketing	66,898	1,542	1,997	134,078	206,517	3,676	210,193	344,271
General and administrative	139,435	75,459	150,295	263,971	408,454	226,790	772,138	1,036,109
Total operating expenses	274,257	93,073	185,503	517,601	809,247	241,238	1,187,379	1,704,980
Operating loss	(276,043)	(92,593)	(185,506)	(528,128)	(811,510)	(241,208)	(1,189,612)	(1,717,740)
Interest Expense	(4,178)	(4,104)	(7,210)	(8,356)	15,658	7,087	23,672	(32,028)
Foreign currency loss	(1,768)		(2,910)					(2,910)
Net loss	$ (281,989)	$ (96,697)	$ (539,394)	$ (192,716)	$ (827,168)	$ (248,295)	$ (1,213,284)	$ (1,752,678)
Net loss per share - basic and diluted	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.01)	$ (0.05)	$ (0.02)
Weighted average shares outstanding - basic and diluted	16,287,381	14,264,914	16,255,293	14,153,075	15,147,196	10,699,567

Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		28 Months Ended	34 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (539,394)	$ (192,716)	$ (827,168)	$ (248,295)	$ (1,213,284)	$ (1,752,678)
Adjustments to reconcile net loss to cash used in operating activities:
Amortization of intangible assets	32,143	32,143	64,286	10,714	75,000	107,143
Stock based compensation	116,866	13,118	149,727	122	149,849	266,715
Issuance of common stock in exchange for consulting services	25,000		45,250	0	45,250	70,250
Changes in:
Inventory	(1,130)	(10,280)	(19,447)	221	(19,226)	(20,356)
Prepaid expenses	(164)	18	(3,603)	1,189	(2,414)	(2,578)
Other assets	(2,125)					(2,125)
Accounts payable	(5,919)	157,046	295,956	(2,337)	341,873	335,954
Accrued expenses	8,535	(154,112)	(97,196)	121,416	78,497	87,032
Net cash used in operating activities	(366,188)	(154,783)	(392,195)	(116,970)	(544,455)	(910,643)
Cash flows from investing activities:
Purchase of property and equipment	(4,297)					(4,297)
Net cash acquired in acquisition of Boston Therapeutics, Inc.			0	8,397	8,397	8,397
Net cash (used in) provided by investing activities	(4,297)		0	8,397	8,397	4,100
Cash flows from financing activities
Proceeds from advances - related parties	40,000	80,000	80,000	69,000	197,820	237,820
Proceeds from issuance of common stock - related party			0	11,236	21,236	21,236
Proceeds from issuance of common stock	522,000	500,000	522,997	20,000	542,997	1,064,997
Net cash provided by financing activities	562,000	580,000	602,997	100,236	762,053	1,324,053
Net increase in cash and cash equivalents	191,515	425,217	210,802	(8,337)	225,995	417,510
Cash and cash equivalents, beginning of period	225,995	15,193	15,193	23,530
Cash and cash equivalents, end of period	417,510	440,410	225,995	15,193	225,995	417,510
Supplemental disclosure of cash flow information:
Cash paid during the period for:Interest			0	0	0
Cash paid during the period for:Income taxes			0	0	0
Acquisition of Boston Therapeutics, Inc.:
Fair value of assets acquired			0	985,466	985,466	985,466
Subscription receivable		8,867				8,867
Assumed liabilities			$ 0	$ (106,819)	$ (106,819)	$ (106,819)
Fair value of common stock issued			0	878,647	878,647	878,647

GENERAL ORGANIZATION AND BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 1 - GENERAL ORGANIZATION AND BUSINESS

 Boston Therapeutics, Inc. (the “Company”) was formed as a Delaware corporation on August 24, 2009 under the name Avanyx Therapeutics, Inc. On November 10, 2010, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Boston Therapeutics, Inc., a New Hampshire corporation (“Target”) providing for the merger of Target into the Company with the Company being the surviving entity (the “Merger”), the issuance by the Company of 4,000,000 shares of common stock to the stockholders of Target in exchange for 100% of the outstanding common stock of Target, and the change of the Company’s name to Boston Therapeutics, Inc. David Platt, the Company’s Chief Executive Officer and Chief Financial Officer, is a founder of Target and was a director and minority stockholder of Target at the time of the Merger. Dr. Platt received 400,000 shares of the Company’s common stock in connection with the Merger. Kenneth A. Tassey, Jr., who became the Company’s President shortly after the Merger, was the Chief Executive Officer, President and principal stockholder of Target at the time of the Merger. Mr. Tassey received 3,200,000 shares of our common stock in connection with the Merger. Boston Therapeutics, headquartered in Manchester, NH, (OTC: BTHE) is a leader in the field of complex carbohydrate chemistry. The Company's initial product pipeline is focused on developing and commercializing therapeutic molecules for diabetes: SUGARDOWN®, a non-systemic chewable complex carbohydrate dietary supplement designed to moderate post-meal blood glucose; PAZ320, a non- systemic chewable therapeutic compound designed to reduce post-meal glucose elevation, and IPOXYN™, an injectable anti-hypoxia drug specifically designed to treat lower limb ischemia associated with diabetes. More information is available at www.bostonti.com. The Company has minimal operations and is considered to be in the development stage as of June 30, 2012. The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company is a recently formed entity with limited resources and operating history. As shown in the accompanying financial statements, the Company has incurred net losses of $1,752,678 for the period from August 24, 2009 (inception) to June 30, 2012 and has negative working capital of $22,074 as of June 30, 2012. The future of the Company is dependent upon its ability to obtain financing and upon future profitable operations from the development of its new business opportunities. Management has plans to seek additional capital through private placements and public offerings of its common stock. There can be no assurance that the Company will be successful in accomplishing its objectives. Without such additional capital, the Company may be required to cease operations. These conditions raise substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.

 Boston Therapeutics, Inc. (the “Company”) was formed as a Delaware corporation on August 24, 2009 under the name Avanyx Therapeutics, Inc. On November 10, 2010, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Boston Therapeutics, Inc., a New Hampshire corporation (“Target”) providing for the merger of Target into the Company with the Company being the surviving entity (the “Merger”), the issuance by the Company of 4,000,000 shares of common stock to the stockholders of Target in exchange for 100% of the outstanding common stock of Target, and the change of the Company’s name to Boston Therapeutics, Inc. David Platt, the Company’s Chief Executive Officer and Chief Financial Officer, is a founder of Target and was a director and minority stockholder of Target at the time of the Merger. Dr. Platt received 400,000 shares of the Company’s common stock in connection with the Merger. Kenneth A. Tassey, Jr., who became the Company’s President shortly after the Merger, was the Chief Executive Officer, President and principal stockholder of Target at the time of the Merger. Mr. Tassey received 3,200,000 shares of our common stock in connection with the Merger. The Company’s primary business is the development and commercialization of therapeutic drugs and dietary supplements to treat diabetes and inflammatory diseases. We are currently focusing on three products: SUGARDOWN®, a complex carbohydrate-based chewable dietary supplement that we are currently marketing, PAZ320, a non-systemic, chewable drug candidate for reduction of blood glucose in diabetics currently in Phase ll clinical trial, and IPOXYN™, an injectable anti-hypoxia drug that we are currently developing to treat lower limb ischemia. The Company has minimal operations and is considered to be in the development stage as of December 31, 2011. The accompanying financial statements have been prepared assuming the Company will continue as a going concern. The Company is a recently formed entity with limited resources and operating history. As shown in the accompanying financial statements, the Company has incurred net losses of $1,213,284 for the period from August 24, 2009 (inception) to December 31, 2011 and has negative working capital of $212,267 as of December 31, 2011. The future of the Company is dependent upon its ability to obtain financing and upon future profitable operations from the development of its new business opportunities. Management has plans to seek additional capital through private placements and public offerings of its common stock. There can be no assurance that the Company will be successful in accomplishing its objectives. Without such additional capital, the Company may be required to cease operations. These conditions raise substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.

SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES

Basis of Presentation The financial statements have been prepared in conformity with accounting principles generally accepting in the United States of America (“US GAAP”). Use of Estimates The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Segment Information Operating segments are identified as components of an enterprise about which separate, discrete financial information is available for evaluation by the chief operating decision-maker, or decision-making group, in making decisions on how to allocate resources and assess performance. The Company views its operations and manages its business as one operating segment. Cash and Cash Equivalents For purposes of reporting within the statement of cash flows, the Company considers all cash on hand, cash accounts not subject to withdrawal restrictions or penalties, and all highly liquid investments with original maturities of 90 days or less at the time of acquisition to be cash equivalents. The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation. Revenue Recognition The Company generates revenues from sales of SUGARDOWN®. Revenue is recognized when there is persuasive evidence that an arrangement exists, the price is fixed and determinable, the product is shipped and collectability is reasonably assured. Revenue is recognized as product is shipped from an outside fulfillment operation. Terms of product sales contain no contractual rights of return or multiple elements. In practice, the Company has not experienced or granted returns of product. Shipping fees charged to customers are included in revenue and shipping costs are included in costs of sales. Inventory Inventory consists of raw materials and finished goods of SUGARDOWN®. Inventories are stated at the lower of cost (first-in, first-out) or market, not in excess of net realizable value. The Company adjusts the carrying value of its inventory for excess and obsolete inventory. This adjustment for the years ended December 31, 2011 and 2010 was $1,667 and $0, respectively. The Company continues to monitor the valuation of its inventories. Intangible Assets Intangible assets consist of identifiable finite-lived assets acquired in business acquisitions. Acquired intangible assets are recorded at fair value on the date of acquisition. Certain acquired intangible assets, including developed technology, products and trade names, are amortized over their economic useful lives on a straight line basis. Goodwill The Company tests goodwill for impairment in the fourth quarter of each year or more frequently if events or changes in circumstances indicate that the asset might be impaired. The test is based on a comparison of the reporting unit’s book value to its estimated fair value. The Company has concluded that no impairment existed at the 2011 testing date. A considerable amount of judgment is required in calculating this impairment analysis, principally in determining financial forecasts and discount rates. Differences in actual cash flows as compared to the discounted cash flows could require the Company to record an impairment loss in the future. Impairment of Long-lived Assets The Company reviews long-lived assets, which include the Company’s intangible assets, for impairment whenever events or changes in business circumstances indicate that the carrying amounts of the assets may not be fully recoverable. Future undiscounted cash flows of the underlying assets are compared to the assets’ carrying values. Adjustments to fair value are made if the sum of expected future undiscounted cash flows is less than book value. To date, no adjustments for impairment have been made. Loss per Share Basic net loss per share is computed based on the net loss for the period divided by the weighted average actual shares outstanding during the period. Diluted net loss per share is computed based on the net loss for the period divided by the weighted average number of common shares and common equivalent shares outstanding during each period unless the effect of such common equivalent shares would be anti-dilutive. Common stock equivalents represent the dilutive effect of the assumed exercise of certain outstanding stock options using the treasury stock method. The weighted average number of common shares for the years ended December 31, 2011 and 2010 did not include consideration of 1,578,400 and 78,400 common stock options, respectively, because of their anti-dilutive effect. Income Taxes The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or be settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that some portion of the gross deferred tax asset will not be realized. Fair Value of Financial Instruments The Company’s financial instruments consist of cash and cash equivalents, accounts payable, accrued expenses, and notes payable. The carrying value of cash and cash equivalents, accounts payable and accrued expenses approximates fair value due to their short-term nature. The carrying value of the notes payable as of December 31, 2011 and 2010, is not materially different from the fair value of the notes payable. Concentration of Credit Risk Financial instruments that potentially subject the Company to concentrations of credit risk are principally cash and cash equivalents. The Company places its cash and cash equivalents in highly rated financial institutions. The Company maintains cash and cash equivalent balances with financial institutions that occasionally exceed federally insured limits. The Company has not experienced any losses related to these balances, and management believes its credit risk to be minimal. Stock-Based Compensation Stock–based compensation, including grants of employee and non-employee stock options and modifications to existing stock options, is recognized in the income statement based on the estimated fair value of the awards. The Company uses the Black-Scholes option pricing model to determine the fair value of options granted and recognizes the compensation cost of share-based awards on a straightline basis over the vesting period of the award. The determination of the fair value of share-based payment awards utilizing the Black-Scholes model is affected by the stock price and a number of assumptions, including expected volatility, expected life, risk-free interest rate and expected dividends. The Company does not have a history of market prices of the common stock as, and as such volatility is estimated using historical volatilities of similar public entities. The expected life of the awards is estimated based on the simplified method. The risk-free interest rate assumption is based on observed interest rates appropriate for the terms of our awards. The dividend yield assumption is based on history and expectation of paying no dividends. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Stock-based compensation expense is recognized in the financial statements on a straight-line basis over the vesting period, based on awards that are ultimately expected to vest. The Company grants stock options to non-employee consultants from time to time in exchange for services performed for the Company. Equity instruments granted to non-employees are subject to periodic revaluation over their vesting terms. In general, the options vest over the contractual period of the respective consulting arrangement and, therefore, the Company revalues the options periodically and records additional compensation expense related to these options over the remaining vesting period. The fair value of stock options granted was calculated with the following assumptions: [insert table] The weighted-average fair value of stock options granted during the years ended December 31, 2011 and 2010, under the Black-Scholes option pricing model was $0.20 and $0.08 per share, respectively. For the years ended December 31, 2011 and 2010, the Company recorded stock-based compensation expense of $149,727 and $122, respectively, in connection with share-based payment awards. As of December 31, 2011, there was $172,953 of unrecognized compensation expense related to non-vested stock option awards that is expected to be recognized over a weighted-average period of 2.1 years. Recent Accounting Pronouncements Accounting Standards Update (“ASU”) 2010-28, Intangibles – Goodwill and Other (Topic 350) - When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts - a consensus of the FASB Emerging Issues Task Force, modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. ASU 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment This ASU gives an entity the option in its annual goodwill impairment test to first assess revised qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.

Basis of Presentation The financial statements have been prepared in conformity with accounting principles generally accepting in the United States of America (“US GAAP”). Use of Estimates The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Segment Information Operating segments are identified as components of an enterprise about which separate, discrete financial information is available for evaluation by the chief operating decision-maker, or decision-making group, in making decisions on how to allocate resources and assess performance. The Company views its operations and manages its business as one operating segment. Cash and Cash Equivalents For purposes of reporting within the statement of cash flows, the Company considers all cash on hand, cash accounts not subject to withdrawal restrictions or penalties, and all highly liquid investments with original maturities of 90 days or less at the time of acquisition to be cash equivalents. The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation. Revenue Recognition The Company generates revenues from sales of SUGARDOWN®. Revenue is recognized when there is persuasive evidence that an arrangement exists, the price is fixed and determinable, the product is shipped and collectability is reasonably assured. Revenue is recognized as product is shipped from an outside fulfillment operation. Terms of product sales contain no contractual rights of return or multiple elements. In practice, the Company has not experienced or granted returns of product. Shipping fees charged to customers are included in revenue and shipping costs are included in costs of sales. Inventory Inventory consists of raw materials and finished goods of SUGARDOWN®. Inventories are stated at the lower of cost (first-in, first-out) or market, not in excess of net realizable value. The Company adjusts the carrying value of its inventory for excess and obsolete inventory. This adjustment for the years ended December 31, 2011 and 2010 was $1,667 and $0, respectively. The Company continues to monitor the valuation of its inventories. Intangible Assets Intangible assets consist of identifiable finite-lived assets acquired in business acquisitions. Acquired intangible assets are recorded at fair value on the date of acquisition. Certain acquired intangible assets, including developed technology, products and trade names, are amortized over their economic useful lives on a straight line basis. Goodwill The Company tests goodwill for impairment in the fourth quarter of each year or more frequently if events or changes in circumstances indicate that the asset might be impaired. The test is based on a comparison of the reporting unit’s book value to its estimated fair value. The Company has concluded that no impairment existed at the 2011 testing date. A considerable amount of judgment is required in calculating this impairment analysis, principally in determining financial forecasts and discount rates. Differences in actual cash flows as compared to the discounted cash flows could require the Company to record an impairment loss in the future. Impairment of Long-lived Assets The Company reviews long-lived assets, which include the Company’s intangible assets, for impairment whenever events or changes in business circumstances indicate that the carrying amounts of the assets may not be fully recoverable. Future undiscounted cash flows of the underlying assets are compared to the assets’ carrying values. Adjustments to fair value are made if the sum of expected future undiscounted cash flows is less than book value. To date, no adjustments for impairment have been made. Loss per Share Basic net loss per share is computed based on the net loss for the period divided by the weighted average actual shares outstanding during the period. Diluted net loss per share is computed based on the net loss for the period divided by the weighted average number of common shares and common equivalent shares outstanding during each period unless the effect of such common equivalent shares would be anti-dilutive. Common stock equivalents represent the dilutive effect of the assumed exercise of certain outstanding stock options using the treasury stock method. The weighted average number of common shares for the years ended December 31, 2011 and 2010 did not include consideration of 1,578,400 and 78,400 common stock options, respectively, because of their anti-dilutive effect. Income Taxes The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or be settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that some portion of the gross deferred tax asset will not be realized. Fair Value of Financial Instruments The Company’s financial instruments consist of cash and cash equivalents, accounts payable, accrued expenses, and notes payable. The carrying value of cash and cash equivalents, accounts payable and accrued expenses approximates fair value due to their short-term nature. The carrying value of the notes payable as of December 31, 2011 and 2010, is not materially different from the fair value of the notes payable. Concentration of Credit Risk Financial instruments that potentially subject the Company to concentrations of credit risk are principally cash and cash equivalents. The Company places its cash and cash equivalents in highly rated financial institutions. The Company maintains cash and cash equivalent balances with financial institutions that occasionally exceed federally insured limits. The Company has not experienced any losses related to these balances, and management believes its credit risk to be minimal. Stock-Based Compensation Stock–based compensation, including grants of employee and non-employee stock options and modifications to existing stock options, is recognized in the income statement based on the estimated fair value of the awards. The Company uses the Black-Scholes option pricing model to determine the fair value of options granted and recognizes the compensation cost of share-based awards on a straightline basis over the vesting period of the award. The determination of the fair value of share-based payment awards utilizing the Black-Scholes model is affected by the stock price and a number of assumptions, including expected volatility, expected life, risk-free interest rate and expected dividends. The Company does not have a history of market prices of the common stock as, and as such volatility is estimated using historical volatilities of similar public entities. The expected life of the awards is estimated based on the simplified method. The risk-free interest rate assumption is based on observed interest rates appropriate for the terms of our awards. The dividend yield assumption is based on history and expectation of paying no dividends. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Stock-based compensation expense is recognized in the financial statements on a straight-line basis over the vesting period, based on awards that are ultimately expected to vest. The Company grants stock options to non-employee consultants from time to time in exchange for services performed for the Company. Equity instruments granted to non-employees are subject to periodic revaluation over their vesting terms. In general, the options vest over the contractual period of the respective consulting arrangement and, therefore, the Company revalues the options periodically and records additional compensation expense related to these options over the remaining vesting period. The fair value of stock options granted was calculated with the following assumptions: [insert table] The weighted-average fair value of stock options granted during the years ended December 31, 2011 and 2010, under the Black-Scholes option pricing model was $0.20 and $0.08 per share, respectively. For the years ended December 31, 2011 and 2010, the Company recorded stock-based compensation expense of $149,727 and $122, respectively, in connection with share-based payment awards. As of December 31, 2011, there was $172,953 of unrecognized compensation expense related to non-vested stock option awards that is expected to be recognized over a weighted-average period of 2.1 years. Recent Accounting Pronouncements Accounting Standards Update (“ASU”) 2010-28, Intangibles – Goodwill and Other (Topic 350) - When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts - a consensus of the FASB Emerging Issues Task Force, modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. ASU 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment This ASU gives an entity the option in its annual goodwill impairment test to first assess revised qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.

STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 3 - STOCKHOLDERS' EQUITY

The Company is authorized to issue up to 5,000,000 shares of its $0.001 par value preferred stock and up to 100,000,000 shares of its $0.001 par value common stock.

Common Stock

On August 26, 2009, the Company issued 10,000,000 shares of its $0.001 par value common stock to its two founders.  Eight million shares were issued to the Company’s Chief Executive Officer (CEO), Chairman of the Board of Directors and co-founder, in exchange for a patent, a provisional patent and know-how. In accordance with ASC 845-10-S99, Transfers of Non-monetary Assets from Promoters or Shareholders, the transfer of nonmonetary assets to a company by its shareholders in exchange for stock prior to the Company’s initial public offering should be recorded at the transferor’s historical cost basis determined under GAAP.  As a result, the value of the patent, provisional patent and know-how was valued at the CEO’s historical cost basis of zero because no records exist to support an historical cost basis in accordance with GAAP. The patent and provisional patent were assigned to the Company on December 10, 2009.  The remaining 2,000,000 shares were issued to the co-founder for $10,000 in cash.

On March 31, 2010, the Company issued 20,000 shares of common stock for $10,000 cash to an investor.  On April 9, 2010, the Company issued 11,236 shares of common stock in exchange for $11,236 to a related party.  On October 4, 2010, the Company issued 10,000 shares for $10,000 cash to an investor.  On November 6, 2010, the Company issued 4,000,000 shares of common stock in connection with the merger transaction described in Note 1.

On June 21, 2011, the Company sold 2,035,470 shares for $508,867 in a private placement offering. During August 2011, an additional 56,000 shares were sold for $14,130 in the private placement.  On November 1, 2011, 80,500 shares were issued to a consultant for marketing services valued at $40,250.  On December 22, 2011, 10,000 shares were issued to a consultant for services rendered valued at $5,000.

On March 20, 2012 the Company entered into a subscription agreement to sell 20,000 shares of common stock at price per share of $1.10 and issue a warrant to purchase an additional 20,000 shares of common stock at $1.15 per share for gross proceeds of $22,000.   The warrant associated with the subscription agreement is exercisable immediately and has five year term.  The Company estimated the relative fair value of the warrant to be $9,000 using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid in capital. On May 7, 2012, the subscription agreement closed and the Company issued 20,000 shares of its common stock for $22,000.

During June 2012, the Company issued 105,000 shares of its common stock in exchange for professional consulting services valued at $25,000. On June 29, 2012, the Company issued 1,000,000 shares to an affiliate of Advance Pharmaceutical Co., Ltd. (APC) in a private placement for net proceeds of $500,000. APC is licensed to distribute SUGARDOWN® in Hong Kong, China and Macau.  The Company reviewed the private placement issuance and determined that the issuance price of $0.50 per share approximates fair value as of the date of issuance.  No other issuances of preferred or common stock have been made during the period cover by the accompanying financial statements.

The Company is authorized to issue up to 5,000,000 shares of its $0.001 par value preferred stock and up to 100,000,000 shares of its $0.001 par value common stock.

Preferred Stock

No shares of preferred stock have been issued and the terms of such preferred stock have not been designated by the Board of Directors.

Common Stock

On August 26, 2009, the Company issued 10,000,000 shares of its $0.001 par value common stock to its two founders. Eight million shares were issued to the Company’s Chief Executive Officer (CEO), Chairman of the Board of Directors and co-founder, in exchange for a patent, a provisional patent and know-how. In accordance with ASC 845-10-S99, Transfers of Non-monetary Assets from Promoters or Shareholders, the transfer of nonmonetary assets to a company by its shareholders in exchange for stock prior to the Company’s initial public offering should be recorded at the transferor’s historical cost basis determined under GAAP. As a result, the value of the patent, provisional patent and know-how was valued at the CEO’s historical cost basis of zero because no records exist to support an historical cost basis in accordance with GAAP. The patent and provisional patent were assigned to the Company on December 10, 2009. The remaining 2,000,000 shares were issued to the co-founder for $10,000 in cash.

On March 31, 2010, the Company issued 20,000 shares of common stock for $10,000 cash to an investor. On April 9, 2010, the Company issued 11,236 shares of common stock in exchange for $11,236 to a related party. On October 4, 2010, the Company issued 10,000 shares for $10,000 cash to an investor. On November 6, 2010, the Company issued 4,000,000 shares of common stock in connection with the merger transaction described in Note 7.

On June 21, 2011, the Company sold 2,035,470 shares for $508,867 in a private placement offering. During August 2011, an additional 56,000 shares were sold for $14,130 in the private placement. On November 1, 2011, 80,500 shares were issued to a consultant for marketing services valued at $40,250. On December 22, 2011, 10,000 shares were issued to a consultant for services rendered valued at $5,000. No other issuances of preferred or common stock have been made.

STOCK OPTION PLAN AND STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 4 - STOCK OPTION PLAN AND STOCK-BASED COMPENSATION

During the year ended December 31, 2010, the Company adopted a stock option plan entitled “The 2010 Stock Plan” (2010 Plan) under which the Company may grant options to purchase up to 5,000,000 shares of common stock. As of June 30, 2012 and 2011, there were 78,400 and 499,637 and options outstanding under the 2010 Plan, respectively.

During the year ended December 31, 2011, the Company adopted a non-qualified stock option plan entitled “2011 Non-Qualified Stock Plan” (2011 Plan) under which the Company may grant options to purchase 2,100,000 shares of common stock.  As of June 30, 2012, there were 1,800,000 options outstanding under the 2011 Plan. There were no options outstanding as of June 30, 2011 under the 2011 Plan.

Under the terms of the stock plans, the Board of Directors shall specify the exercise price and vesting period of each stock option on the grant date. Vesting of the options is typically three to four years and the options expire ten years from the date of grant.

The fair value of stock options granted or revalued for six months ended June 30, 2012 and 2011 was calculated with the following assumptions:

	2012	2011
Risk-free interest rate	0.43-1.27%	0.60-0.84%
Expected dividend yield	0%	0%
Volatility factor	90%	90%
Expected life of option	3.15-7.0 years	4.75-10.0 years

The weighted-average fair value of stock options granted during the periods ended June 30, 2012 and 2011, under the Black-Scholes option pricing model was $0.21 and $0.21 per share, respectively.

The Company recognized $43,384 and $4,261 of stock-based compensation costs in the accompanying statement of operations for the three months ended June 30, 2012 and 2011, respectively. The Company recognized $116,866 and $13,118 of stock-based compensation costs in the accompanying statement of operations for the six months ended June 30, 2012 and 2011, respectively. No actual tax benefit was realized from stock option exercises during these periods. As of June 30, 2012, there was $317,270 of unrecognized compensation expense related to non-vested stock option awards that is expected to be recognized over a weighted average period of 1.6 years.

The following table summarizes the activity under the Stock Plans:

	Shares	Exercise Price Per Share	Weighted Average Exercise Price
Outstanding as of December 31, 2011	1,578,400	$ 0.10 – 1.85	$ 0.19
Granted	300,000	0.10	0.10
Exercised	-	-	-
Options forfeited/cancelled	- -	-	-
Outstanding as of June 30, 2012	1,878,400	$ 0.10 – 1.85	$ 0.17

The following table summarizes information about stock options that are vested or expected to vest at June 30, 2012:

Vested or Expected to Vest					Exercisable Options
Exercise Price	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Shares Exercisable		Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
$0.10	1,800,000	0.10	4.41	$738,000	1,093,750	0.10	4.50	$448,438
1.85	78,400	1.85	3.15	—	58,800	1.85	3.15	—

$0.10– 1.85	1,878,400	0.17	4.36	$738,000	1,152,550	0.19	4.43	$448,438

At June 30, 2012, the Company has 300,000 and 4,921,600 options available for grant under the 2011 Plan and 2010 Plan, respectively.

During the year ended December 31, 2010, the Company adopted a stock option plan entitled “The 2010 Stock Plan” (2010 Plan) under which the Company may grant options to purchase up to 5,000,000 shares of common stock. As of December 31, 2011, there were 78,400 options outstanding under the 2010 Plan.

During the year ended December 31, 2011, the Company adopted a non-qualified stock option plan entitled “2011 Non-Qualified Stock Plan” (2011 Plan) under which the Company may grant options to purchase 2,100,000 shares of common stock.  As of December 31, 2011, there were 1,500,000 options outstanding under the 2011 Plan.

Under the terms of the stock plans, the Board of Directors shall specify the exercise price and vesting period of each stock option on the grant date. Vesting of the options is typically three to four years and the options expire ten years from the date of grant.

The following table summarizes the activity under the Stock Plans.

	Shares	Exercise Price Per Share	Weighted Average Exercise Price

Balance at December 31, 2009	-	$-	$-

Granted	78,400	1.85	1.85
Exercised	-		-
Options forfeited/cancelled	-	-	-
Outstanding, December 31, 2010	78,400	1.85	1.85

Granted	1,921,237	0.10 to 0.25	0.13
Exercised	-		-
Options forfeited/cancelled	(421,237)	0.25	0.25
Outstanding, December 31, 2011	1,578,400	$0.10 to 1.85	$0.19

The following table summarizes information about stock options that are vested or expected to vest at December 31, 2011:

	Vested or Expected to Vest				Exercisable Options
Exercise Price	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Shares Exercisable	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
$0.10	1,500,000	0.10	4.75	$219,900	656,250	0.10	4.75	$96,206
1.85	78,400	1.85	3.75	-	39,200	1.85	3.75	-

$0.10– 1.85	1,578,400	0.19	4.70	$219,900	695,450	0.20	4.69	$96,206

The weighted-average remaining contractual life for options exercisable at December 31, 2011 is 4.70 years. At December 31, 2011 the Company has 600,000 and 4,921,600 options available for grant under the 2011 Plan and 2010 Plan, respectively.

The intrinsic value for fully vested, exercisable options was $96,206 and $0 at December 31, 2011 and 2010, respectively.  No actual tax benefit was realized from stock option exercises during these periods.

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 5 - RELATED PARTY TRANSACTIONS

Through December 31, 2011, the CEO advanced $197,820 to the Company and $60,000 to Target to fund start-up costs and operations of the Company and Target. Advances by the CEO carry an interest rate of 6.5% and were due on June 29, 2013. On May 7, 2012, the Company’s CEO and COO entered into promissory notes to advance to the Company an aggregate of $40,000. These notes also accrue interest at 6.5% per year and are due June 30, 2013. As of June 30, 2012, and December 31, 2011, $33,996 and $25,641, respectively, of accrued interest had been included in accrued expenses on the accompanying balance sheet. On August 6, 2012, the outstanding notes of $297,820 were amended to extend the maturity dates to June 29, 2014. The CEO intends, but is not legally obligated, to fund the Company’s operations in this manner until the Company raises sufficient capital.

Since inception, the CEO has advanced $197,820 to the Company and $60,000 to Target to fund start-up costs and operations of the Company and Target.  The liability for Target advances was assumed by the Company upon closing of the Merger described in Note 7. These advances had a scheduled maturity date of  June 30, 2012 and carry an annual interest rate of 6.5%.  As of December 31, 2011 and 2010, $25,641 and $9,983 of accrued interest, respectively, is included in accrued expenses on the accompanying balance sheet.  The CEO intends, but is not legally obligated, to fund the Company’s operations in this manner until the Company raises sufficient capital. As discussed in Note 11, the Advances were amended subsequent to the year ended December 31, 2011 to extend the maturity dates to June 29, 2013.

INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 6 - INTANGIBLE ASSETS

The SUGARDOWN® technology and provisional patents are being amortized on a straight-line basis over their useful lives of 14 years.  Goodwill is not amortized, but is evaluated annually for impairment.

Intangible assets consist of the following at June 30, 2012 and December 31, 2011:

	2012	2011
SUGARDOWN® technology and provisional patents	$900,000	$900,000
Less accumulated amortization	(107,143)	(75,000)
Intangible assets, net	$792,857	$825,000

Amortization expense was $16,071 and $32,143 for the three and six months ended June 30, 2012 and 2011, respectively.

The SUGARDOWN® technology and provisional patents, which were obtained through the acquisition of the Target in 2010 are being amortized on a straight-line basis over their estimated useful lives of 14 years.

Intangible assets consist of the following:

	December 31,
	2011	2010
SUGARDOWN® technology and provisional patents	$900,000	$900,000
Less accumulated amortization	(75,000)	(10,714)
Intangible assets, net	$825,000	$889,286

Amortization expense for the years ended December 31, 2011 and 2010, was $64,286 and $10,714, respectively.

The estimated remaining amortization expense related to intangible assets with finite lives for each of the five succeeding years and thereafter is as follows:

Year ending December 31:

2012	$64,286
2013	64,286
2014	64,286
2015	64,286
2016	64,286
Thereafter	503,570
$825,000

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 7 - COMMITMENTS AND CONTINGENCIES

The Company entered into a three year lease agreement for their office facility commencing August 1, 2012 which requires monthly installment payments of $2,125 in year one, $2,208 in year two and $2,292 in year three. The lease continues through July 31, 2015 for a total future contractual obligation of $79,500.

 During the three months ended March 31, 2011, the Company entered into an agreement with a consultant whereby the consultant accrued monthly fees, commencing February 15, 2011, of $10,000 to be paid should the Company raise $1,000,000 in equity capital from investors prior to January 15, 2012.  The Company terminated the agreement with the consultant in the quarter ended June 30, 2011.  The Company did not raise $1,000,000 in equity capital prior to January 15, 2012, and as a result the Company is not obligated to pay the consultant $25,000 under the terms of the agreement as of the date of termination.

The Company entered into a lease agreement for their office facility in December 2011 which require monthly installment payments of $557 through June 30, 2012 for a total future contractual obligation of $3,342.

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
NOTE 8 - SUBSEQUENT EVENTS

The Company has evaluated events and transactions that occurred from June 30, 2012 through the date of filing, for possible disclosure and recognition in the financial statements. Except as discussed below, the Company did not have any material subsequent events that impact its financial statements or disclosures.

On August 6, 2012, the outstanding notes of $297,820 were amended to extend the various maturity dates to June 29, 2014.

On July 8, 2012, the Company entered into a consulting agreement whereby the Company will pay the consultant a combination of $4,000 cash and 7,500 shares of restricted stock per month during the first 90 days, with an increase to $5,000 cash and 7,500 shares of restricted stock per month if the agreement extends beyond the first 90 days.  The agreement is on a month-to-month basis.

 On September 1, 2012, the Company granted a consultant a non-qualified stock option to purchase up to 500,000 shares of the Company’s common stock at an exercise price of $0.51 per share. The option has a 7 year term and vests 25% upon grant with the balance vesting in 6 equal quarterly installments at the end of each calendar quarter starting on December 31, 2012.

 The Company has evaluated events and transactions that occurred from December 31, 2011 through the date of filing, for possible disclosure and recognition in the financial statements.  Except as discussed below, the Company did not have any material subsequent events that impact its financial statements or disclosures.

On January 16, 2012, the outstanding notes of $257,820 were amended to extend  the various maturity dates to June 29, 2013.

On January 1, 2012 the Company issued a non-qualified stock option under the 2011 Plan to a consultant to purchase up to 200,000 shares of common stock at an exercise price of $0.10 per share.

On February 1, 2012 the Company issued a non-qualified stock option under the 2011 Plan to a consultant to purchase up to 100,000 shares of common stock at an exercise price of $0.10 per share.

SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Policies)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP") for interim financial information and the rules of the Securities and Exchange Commission for quarterly reports on Form 10-Q. It is suggested that these condensed financial statements be read in conjunction with the Company's financial statements for its year ended December 31, 2011 included in its Form 10-K. In the opinion of management, the statements contain all adjustments, including normal recurring adjustments necessary in order to present fairly the financial position as of June 30, 2012 and the results of operations for the three month period ended June 30, 2012 and 2011 and the period from inception (August 24, 2009) through June 30, 2012.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Segment Information

Operating segments are identified as components of an enterprise about which separate, discrete financial information is available for evaluation by the chief operating decision-maker, or decision-making group, in making decisions on how to allocate resources and assess performance. The Company views its operations and manages its business as one operating segment.

Cash and Cash Equivalents

For purposes of reporting within the statement of cash flows, the Company considers all cash on hand, cash accounts not subject to withdrawal restrictions or penalties, and all highly liquid investments with original maturities of 90 days or less at the time of acquisition to be cash equivalents.

The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation.

Accounts Receivable

Accounts receivable is stated at the amount management expects to collect from outstanding balances. Management establishes a reserve for doubtful accounts based on its assessment of the current status of individual accounts. Balances that are still outstanding after management has used reasonable collection efforts are written off against the allowance. Based on management's assessment, no allowance was necessary as of June 30, 2012.

Revenue Recognition

The Company generates revenues from sales of SUGARDOWN®.  Revenue is recognized when there is persuasive evidence that an arrangement exists, the price is fixed and determinable, the product is shipped and collectability is reasonably assured

Revenue is recognized as product is shipped from an outside fulfillment operation.  Terms of product sales provide for 30 day money back guarantee.  In practice, the Company has not experienced or granted returns of product.  Shipping fees charged to customers are included in revenue and shipping costs are included in costs of sales.

Inventory

Inventory consists of raw materials and finished goods of SUGARDOWN®. Inventory is stated at the lower of cost (first-in, first-out) or market, not in excess of net realizable value. The Company adjusts the carrying value of its inventory for excess and obsolete inventory. This reserve was $1,667 at June 30, 2012 and December 31, 2011. The Company continues to monitor the valuation of its inventories.

Property and Equipment

Property and equipment is depreciated using the straight-line method over the following estimated useful lives:

Asset Category	Estimated Useful Life
Office Furniture and Equipment	5 years
Computer Equipment and Software	3 years

The Company begins to depreciate assets when they are placed in service. The costs of repairs and maintenance are expensed as incurred; major renewals and betterments are capitalized. Upon sale or retirement, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the statement of operations.

Goodwill

The Company follows the guidance of Financial Accounting Standards Board (FASB) Accounting    Standards Codification (ASC) 350, Goodwill and Other Intangible Assets. Under ASC 350, goodwill and certain other intangible assets with indefinite lives are not amortized, but instead are reviewed for impairment at least annually.

Impairment of Long-lived Assets

The Company reviews long-lived assets, which include the Company’s intangible assets, for impairment whenever events or changes in business circumstances indicate that the carrying amounts of the assets may not be fully recoverable. Future undiscounted cash flows of the underlying assets are compared to the assets’ carrying values. Adjustments to fair value are made if the sum of expected future undiscounted cash flows is less than book value. To date, no adjustments for impairment have been made.

Loss per Share

Basic net loss per share is computed based on the net loss for the period divided by the weighted average actual shares outstanding during the period. Diluted net loss per share is computed based on the net loss for the period divided by the weighted average number of common shares and common equivalent shares outstanding during each period unless the effect of such common equivalent shares would be anti-dilutive. Common stock equivalents represent the dilutive effect of the assumed exercise of certain outstanding stock options using the treasury stock method.    The weighted average number of common shares for the three and six months ended June 30, 2012 and 2011 did not include 1,898,400 and 138,577 options and warrants, respectively, because of their anti-dilutive effect.

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, accounts payable, accrued expenses, and notes payable. The carrying value of cash and cash equivalents, accounts payable and accrued expenses approximates fair value due to their short-term nature.

The carrying value of the notes payable as of June 30, 2012 and December 31, 2011 is not materially different from the fair value of the notes payable.

Stock-Based Compensation

Stock–based compensation, including grants of employee and non-employee stock options and modifications to existing stock options, is recognized in the income statement based on the estimated fair value of the awards. The Company uses the Black-Scholes option pricing model to determine the fair value of options granted and recognizes the compensation cost of share-based awards on a straight-line basis over the vesting period of the award.

The determination of the fair value of share-based payment awards utilizing the Black-Scholes model is affected by the stock price and a number of assumptions, including expected volatility, expected life, risk-free interest rate and expected dividends. The Company does not have a history of market prices of the common stock as, and as such volatility is estimated using historical volatilities of similar public entities. The expected life of the awards is estimated based on the simplified method. The risk-free interest rate assumption is based on observed interest rates appropriate for the terms of our awards. The dividend yield assumption is based on history and expectation of paying no dividends. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Stock-based compensation expense is recognized in the financial statements on a straight-line basis over the vesting period, based on awards that are ultimately expected to vest.

The Company grants stock options to non-employee consultants from time to time in exchange for services performed for the Company. Equity instruments granted to non-employees are subject to periodic revaluation over their vesting terms. In general, the options vest over the contractual period of the respective consulting arrangement and, therefore, the Company revalues the options periodically and records additional compensation expense related to these options over the remaining vesting period.

Recent Accounting Pronouncements

Accounting Standards Update (“ASU”) 2010-28, Intangibles – Goodwill and Other (Topic 350) - When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts - a consensus of the FASB Emerging Issues Task Force, modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.ASU 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment.

This ASU gives an entity the option in its annual goodwill impairment test to first assess revised qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.

STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2012
Stock Option Plan And Stock-Based Compensation Tables
Assumptions for fair value of stock options

The fair value of stock options granted or revalued for six months ended June 30, 2012 and 2011 was calculated with the following assumptions:

	2012	2011
Risk-free interest rate	0.43-1.27%	0.60-0.84%
Expected dividend yield	0%	0%
Volatility factor	90%	90%
Expected life of option	3.15-7.0 years	4.75-10.0 years

Activity under Stock Plans

The following table summarizes the activity under the Stock Plans:

	Shares	Exercise Price Per Share	Weighted Average Exercise Price
Outstanding as of December 31, 2011	1,578,400	$ 0.10 – 1.85	$ 0.19
Granted	300,000	0.10	0.10
Exercised	-	-	-
Options forfeited/cancelled	- -	-	-
Outstanding as of June 30, 2012	1,878,400	$ 0.10 – 1.85	$ 0.17

Information about stock options vested or expected to vest

The following table summarizes information about stock options that are vested or expected to vest at June 30, 2012:

Vested or Expected to Vest					Exercisable Options
Exercise Price	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Shares Exercisable		Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)
$0.10	1,800,000	0.10	4.41	$738,000	1,093,750	0.10	4.50	$448,438
1.85	78,400	1.85	3.15	—	58,800	1.85	3.15	—

$0.10– 1.85	1,878,400	0.17	4.36	$738,000	1,152,550	0.19	4.43	$448,438

INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Intangible assets consist

Intangible assets consist of the following at June 30, 2012 and December 31, 2011:

	2012	2011
SUGARDOWN® technology and provisional patents	$900,000	$900,000
Less accumulated amortization	(107,143)	(75,000)
Intangible assets, net	$792,857	$825,000

GENERAL ORGANIZATION AND BUSINESS (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		28 Months Ended	34 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
General Organization And Business Details Narrative
Net loss incured	$ (281,989)	$ (96,697)	$ (539,394)	$ (192,716)	$ (827,168)	$ (248,295)	$ (1,213,284)	$ (1,752,678)
Net working capital			$ (22,074)

SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Details Narrative) (USD $)	6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2012 Integer	Dec. 31, 2011	Jun. 30, 2012 Stock Options [Member]	Jun. 30, 2011 Stock Options [Member]	Jun. 30, 2012 Stock Options [Member]	Jun. 30, 2011 Stock Options [Member]	Jun. 30, 2012 Warrant [Member]	Jun. 30, 2011 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Jun. 30, 2011 Warrant [Member]	Jun. 30, 2012 Office Furniture and Equipment [Member]	Jun. 30, 2012 Computer Equipment and Software [Member]
Estimated useful life of assets											5 years	3 years
Number of operating segments	1
Maximum maturity period of highly liquid investments	90 days
Term of money back gaurantee on product sale	30 days
Inventory reserve	$ 1,667	$ 1,667
Weighted average number of common shares excluded from calculation			1,898,400	1,898,400	1,898,400	1,898,400	138,577	138,577	138,577	138,577

STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Preferred Stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Common Stock, par or stated value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000

RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Advance from CEO of company	$ 197,820	$ 60,000
Percentage of interest rate on advance from CEO	6.50%
Accrued interest included in accrued expenses	$ 33,996	$ 25,641

INTANGIBLE ASSETS (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Intangible assets consist
SUGARDOWN technology and provisional patents	$ 900,000	$ 900,000
Less accumulated amortization	(107,143)	(75,000)
Intangible assets, net	$ 792,857	$ 825,000

INTANGIBLE ASSETS (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		28 Months Ended	34 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Notes to Financial Statements
Useful lives of intangible assets			14 years
Amortization expense	$ 16,071	$ 16,071	$ 32,143	$ 32,143	$ 64,286	$ 10,714	$ 75,000	$ 107,143

SUBSEQUENT EVENTS (Details Narrative) (USD $)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Outstanding notes	$ 297,820
Consultation fee in cash	4,000
Consultation fee in shares	7,500
Increase in consultation fee	$ 5,000
Increase in consultation fee in shares	7,500

COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Monthly installment payments in year1	$ 2,125
Monthly installment payments in year2	2,208
Monthly installment payments in year3	2,292
Total future contractual obligation	$ 79,500

STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Notes to Financial Statements
Risk-free interest rate, Minimum	43.00%	60.00%
Risk-free interest rate, Maximum	1.27%	0.84%
Expected dividend yield	0.00%	0.00%
Volatility factor	90.00%	90.00%
Expected life of option, Minimum	3 years 1 month 24 days	4 years 9 months
Expected life of option, Maximum	7 years	10 years

STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details 1) (USD $)	6 Months Ended
Jun. 30, 2012
Stock Option Plan And Stock-Based Compensation Details 1
Outstanding as of December 31, 2011, Shares	1,578,400
Granted, Shares	300,000
Exercised, Shares
Options forfeited/cancelled, Shares
Outstanding as of June 30, 2012, Shares	1,878,400
Outstanding as of December 31, 2011, Exercise Price Per Share, Minimum	$ 0.1
Outstanding as of December 31, 2011, Exercise Price Per Share, Maximum	$ 1.85
Granted, Exercise Price Per Share	$ 0.1
Exercised, Exercise Price Per Share
Options forfeited/cancelled, Exercise Price Per Share
Outstanding as of June 30, 2012, Exercise Price Per Share, Minimum	$ 0.1
Outstanding as of June 30, 2012, Exercise Price Per Share, Maximum	$ 1.85
Outstanding as of December 31, 2011, Weighted Average Exercise Price	$ 0.19
Granted, Weighted Average Exercise Price	$ 0.1
Exercised, Weighted Average Exercise Price
Options forfeited/cancelled, Weighted Average Exercise Price
Outstanding as of June 30, 2012, Weighted Average Exercise Price	$ 0.17

STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details 2) (USD $)	Jun. 30, 2012
Vested or Expected to Vest
Exercise Price	$0.1-1.85
Number of Options	1,878,400
Weighted Average Exercise Price Per Share	$ 0.17
Weighted Average Remaining Contractual Life (Years)	4 years 4 months 10 days
Exercisable Options
Number of Shares Exercisable	1,152,550
Weighted Average Exercise Price Per Share	$ 0.19
Weighted Average Remaining Contractual Life (Years)	4 years 5 months 5 days
Aggregate Intrinsic Value	$ 448,438